Investments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
The following table is a summary, at fair value, of the net assets of the master trust by investment type as of December 31, 2025 and 2024:

	2025		2024
	Master Trust Balances	Plan's Interest in Master Trust Balances	Master Trust Balances	Plan's Interest in Master Trust Balances
Allegheny Technologies Incorporated Master Trust:
Common collective trusts	$681,459,280	$193,253,854	$611,412,373	$174,443,223
Registered investment companies	452,989,632	99,069,806	385,843,440	77,386,014
Pooled separate accounts	151,624,798	43,371,551	140,662,433	37,328,857
Corporate common stock	93,113,165	35,172,294	68,021,722	28,527,659
Cash	4,805,431	1,789,769	3,451,804	1,240,311
Total investments at fair value	$1,383,992,306	$372,657,274	$1,209,391,772	$318,926,064
Plan's interest in master trust		27%		26%
The following table is a summary, at contract value, of the net assets of the Allegheny Technologies Incorporated Master Trust by investment type as of December 31, 2025 and 2024:

	2025		2024
	Master Trust Balances	Plan's Interest in Master Trust Balances	Master Trust Balances	Plan's Interest in Master Trust Balances
Allegheny Technologies Incorporated Master Trust:
Synthetic investment contracts	$113,818,599	$42,391,411	$120,666,597	$43,208,303
Total investments at contract value	$113,818,599	$42,391,411	$120,666,597	$43,208,303
Investment income attributable to the master trust for the year ended December 31, 2025 was as follows:

Allegheny Technologies Incorporated Master Trust
Net appreciation in fair value of investments	$235,511,834
Investment income from investments at fair value	14,683,788
Investment income from investments at contract value	3,532,110
Administrative expenses and other, net	(115,396)
Total investment income	$253,612,336